Other (Income) Expense (Components Of Other (Income) Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other (Income) Expense [Line Items]
Other (income) expense, net	$ (21.0)	$ (2.0)	$ 4.1
Gain on asset sales
Other (Income) Expense [Line Items]
Other (income) expense, net	(7.8)	(0.4)	(9.8)
Bargain purchase gain from acquisitions (see Note R)
Other (Income) Expense [Line Items]
Other (income) expense, net	(8.8)	0	0
Restructuring charges (see Note D)
Other (Income) Expense [Line Items]
Other (income) expense, net	2.1	3.2	4.0
Asset impairments (see Note C)
Other (Income) Expense [Line Items]
Other (income) expense, net	0.8	0.8	14.6
Currency loss
Other (Income) Expense [Line Items]
Other (income) expense, net	1.8	2.1	0
Royalty income
Other (Income) Expense [Line Items]
Other (income) expense, net	(1.4)	(1.6)	(0.5)
(Gain) loss from diversified investments associated with stock-based compensation plans (see Note L)
Other (Income) Expense [Line Items]
Other (income) expense, net	(1.9)	(0.5)	0.1
Other income
Other (Income) Expense [Line Items]
Other (income) expense, net	$ (5.8)	$ (5.6)	$ (4.3)